Employee Future Benefits - Components Recognized in OCI and Regulatory Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Total recognized in comprehensive income	CAD 1	CAD (1)
Defined Benefit Pension Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial losses (gains)	4	0
Past service credits/plan amendments	0	0
Amortization of actuarial gains	0	1
Income tax recovery	(1)	0
Total recognized in comprehensive income	3	1
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Assets assumed on acquisition	23	0
Current year net actuarial (gains) losses	(1)	8
Past service credits/plan amendments	(10)	0
Amortization of actuarial losses	(47)	(56)
Amortization of past service costs	(1)	(1)
Foreign currency translation impacts	(9)	49
Regulatory adjustments	(11)	5
Total recognized in regulatory assets	(56)	5
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Future amortization of loss from AOCI	1
Defined Benefit Plan, Amount to be Amortized from Regulatory Asset Next Fiscal Year [ [Abstract]
Future amortization of loss from regulatory asset	43
Future amortization of prior service credit from regulatory asset	1
Future amorization of regulatory adjustments from regulatory asset	2
OPEB Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial losses (gains)	(2)	(1)
Past service credits/plan amendments	0	(1)
Amortization of actuarial gains	0	0
Income tax recovery	0	0
Total recognized in comprehensive income	(2)	(2)
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Assets assumed on acquisition	3	0
Current year net actuarial (gains) losses	0	(28)
Past service credits/plan amendments	0	(10)
Amortization of actuarial losses	(4)	(5)
Amortization of past service costs	13	(2)
Foreign currency translation impacts	1	(6)
Regulatory adjustments	(6)	7
Total recognized in regulatory assets	7	CAD (44)
Defined Benefit Plan, Amount to be Amortized from Regulatory Asset Next Fiscal Year [ [Abstract]
Future amortization of loss from regulatory asset	1
Future amortization of prior service credit from regulatory asset	10
Future amorization of regulatory adjustments from regulatory asset	CAD 8